Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The related parties that had material balances and transactions as of March 31, 2025 and September 30, 2024 and for the six months ended March 31, 2025 and 2024 consist of the following:

Name of Related Party	Nature of Relationship
CyberStep, Inc.	The principal shareholder of the Company
Neko-neko Company	An affiliate of the Company
Kazusa Aranami	The director of the Company

The Company had the following related party transactions as of March 31, 2025 and September 30, 2024 and for the six months ended March 31, 2025 and 2024:

		Yen in thousands
		As of March 31,	As of September 30,
		2025	2024
Amount due from related parties
Neko-neko Company	Internet service to related party	¥—	¥555
Short-term loan receivable
CyberStep, Inc.	Short-term loan and intrest income to related party	121,971	200,362
Amount due to related parties
CyberStep, Inc.	Outsourcing services provided by related party	9,093	973
Kazusa Aranami	Outsourcing services provided by related party	1,034	1,068
		Yen in thousands
		For the six months ended March 31,
		2025	2024
Revenue
CyberStep, Inc.	Sound production and talent management income	¥2,413	¥3,047
Outsourcing Expenses
CyberStep, Inc.	Outsourcing services provided by related party	—	14,349
Kazusa Aranami	Outsourcing services provided by related party	3,609	1,054
Selling, General and Administrative Expenses
CyberStep, Inc.	Secondment fee and commission fee to related party	2,706	59
Interest Income
CyberStep, Inc.	Interest income from related party	1,609	—
Other income
CyberStep, Inc.	Gain on disposal of business operations from related party	135	—
Neko-neko Company	Gain on disposal of business operations from related party	1,500	—
Kazusa Aranami	Receipt of executive’s share of company housing rent from related party	1,080
Interest expenses			—
CyberStep, Inc.	Interest expenses to related party	—	1